SCHEDULE OF INCOME TAX EXPENSE (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current	¥ 448,089	¥ 232,794	¥ 307,731
Deferred	(102,909)	(11,410)	(2,601)
Total	¥ 345,180	¥ 221,384	¥ 305,130